EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	$ 11,216	¥ 77,874	¥ 40,042
Less: accumulated depreciation	(5,801)	(40,280)	(21,727)
Equipment and leasehold improvements, net	5,415	37,594	18,315
Electronic equipment
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	6,312	43,825	18,218
Office equipment
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	752	5,219	2,781
Motor vehicles
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	1,100	7,639	6,147
Leasehold improvements
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Total equipment and leasehold improvements	$ 3,052	¥ 21,191	¥ 12,896